---- THE EUROPEAN WARRANT FUND, INC.

Dear Fellow Shareholder:

    Worldwide equity markets have experienced a dramatic decline during the last several months. Share prices recorded their largest fall since the Great Depression and since March 2000, nearly $7 trillion of the value of the U.S. stock market has been eliminated. During the 3rd quarter of 2002, the German DAX tumbled by 36.8%, the French CAC 40 dropped by 28.7%, and the British FTSE shrunk by 20.1%. With this said, the European Warrant Fund, Inc. (the "Fund") continues to struggle. During the six months ended September 30, 2002 (the "Reporting Period"), the Fund had a negative aggregate total return of (44.94%) based on net asset value ("NAV") and (52.64%) based on market price. The Fund was outperformed by the Financial Times/Standard & Poor's Actuaries Europe Index in the United States which declined by (27.14%). The Fund's annualized NAV total returns for the one, three, five, and ten year periods ending September 30, 2002, were (58.36%), (44.95%), (26.92%), and 0.16%, respectively. The benchmark is a broad index on the European equity market in U.S. Dollars which includes the major European countries including the United Kingdom, but excluding Eastern Europe. The Fund is a unique product which invests primarily in warrants of Western Europe. In view of the fact that neither the Fund's benchmark nor any other recognized benchmark composite includes warrants as part of its index, it is important to bear in mind the correlation between the Fund and its benchmark is imperfect.

ECONOMIC REVIEW

   The correction of the "bubble" of the late 1990's not only effected stock markets, but also the global economy. During the "bubble," companies engaged in excessive borrowing and overinvested. Now, many firms have been forced to deleverage. They are shifting their focus back to their core business by selling assets and reducing debt. As firms' restructure their balance-sheets, we expect that capital expenditure and employment will remain depressed. Despite the huge drop in capital spending and the steepest decline of corporate profits since the 1930's, the American consumer continues to spend and accumulate debt. One can only hypothesize that the recent rise in housing prices may be temporarily offsetting the consumer's market losses. Thus, the economy has fared relatively well. The European economy continues growing whereas the U.S economy has only experienced a mild recession. We believe, however, that a push back into a global recession is still quite possible. Household and corporate indebtedness coupled with the household debt service burden as a percentage of GDP are at an all-time high in the U.S. U.S. short-term interest rates are at 40-year lows and inflation is at its lowest levels since the mid-1950s. In addition, the U.S. Federal Reserve's (the "Fed") extensive and persistently loose monetary policy has yet to exhibit a significant influence to the "real economy." In Japan and other Asian countries, the situation appears even gloomier. The risk of deflation has increased due to declining producer prices, overcapacity, and the deflation of asset prices. Under this scenario, Japanese households and companies will find it difficult to reduce their debt, since wages and profits are growing at a slower pace than their Western counterparts.

    The recently publicized accounting scandals, such as Enron and WorldCom, have added to the surmounting pressure on equity prices worldwide. With a lack of confidence in corporate governance, market participants are seeking an answer to the question: WHAT ARE REAL EARNINGS? In many cases, employee options do not appear in profit and loss statements, goodwill is overstated, and provisions for

Past performance is no indication of future results. More recent returns may be more or less than those shown. Performance figures given assume reinvestment of dividends at market and do not take into account any adjustment for taxes payable on reinvested distributions. Performance data for the Fund reflects expense waivers in effect. Without such waivers, total returns for the Fund would have been lower. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. Indices do not incur expenses and are not available for investment.

------ THE EUROPEAN WARRANT FUND, INC.

pension funds are not sufficient. Standard & Poor's ("S&P") has calculated that as of 9/30/02 the price/ earnings ratio of the stocks included in the S&P is 48 (including payments into pension funds and employee stock options as costs). The P/E for the operating business is 21 (historic average 15). Approximately one-half of the S&P companies have pension liabilities that are not fully covered. According to U.S. generally accepted accounting principles, these companies are required to reduce the deficit to 10% within the next three years. As a result, future earnings are expected to suffer. In Europe, the underfunding of stated pension liabilities seems confined to German companies and is not widespread over the rest of the continent.

    Volatility in the equity markets was extremely high during the summer. Beginning in June, volatility rocketed toward record levels.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           VIX
1/2/96    13.25
1/3/96    12.74
1/4/96       14
1/5/96    13.87
1/8/96    12.94
1/9/96    15.64
1/10/96   17.33
1/11/96   15.01
1/12/96   14.96
1/15/96    16.2
1/16/96   14.56
1/17/96   15.02
1/18/96   14.38
1/19/96    13.6
1/22/96   13.93
1/23/96   13.86
1/24/96   13.53
1/25/96   13.58
1/26/96   13.11
1/29/96    12.9
1/30/96   13.61
1/31/96   13.29
2/1/96    13.39
2/2/96    13.74
2/5/96    13.84
2/6/96    15.26
2/7/96    15.04
2/8/96    16.17
2/9/96    16.11
2/12/96   17.06
2/13/96   16.72
2/14/96   17.17
2/15/96   17.81
2/16/96   16.95
2/20/96   17.79
2/21/96   15.21
2/22/96    15.8
2/23/96    15.7
2/26/96   17.43
2/27/96    17.5
2/28/96   17.72
2/29/96   18.35
3/1/96    17.96
3/4/96    17.77
3/5/96    16.59
3/6/96     17.9
3/7/96    17.64
3/8/96    24.37
3/11/96   19.29
3/12/96   19.84
3/13/96   19.83
3/14/96    18.8
3/15/96   18.09
3/18/96   18.68
3/19/96   19.71
3/20/96   19.51
3/21/96   19.39
3/22/96   18.68
3/25/96   18.87
3/26/96   18.82
3/27/96   19.57
3/28/96   19.12
3/29/96   20.29
4/1/96    18.78
4/2/96    17.23
4/3/96    17.42
4/4/96    17.51
4/8/96    18.85
4/9/96    18.64
4/10/96   21.71
4/11/96   20.77
4/12/96    19.2
4/15/96   17.82
4/16/96   17.55
4/17/96   18.22
4/18/96   17.42
4/19/96   15.95
4/22/96   15.88
4/23/96    15.5
4/24/96   15.59
4/25/96   15.56
4/26/96   15.39
4/29/96   15.94
4/30/96   16.84
5/1/96    17.07
5/2/96    19.01
5/3/96    17.46
5/6/96    17.03
5/7/96    16.83
5/8/96    15.84
5/9/96     17.2
5/10/96   15.94
5/13/96   16.47
5/14/96   16.12
5/15/96    16.5
5/16/96    16.8
5/17/96   16.34
5/20/96   16.51
5/21/96   17.25
5/22/96   16.81
5/23/96   17.25
5/24/96    16.7
5/28/96   17.84
5/29/96   18.13
5/30/96   16.83
5/31/96   17.34
6/3/96    17.75
6/4/96    17.31
6/5/96    17.14
6/6/96    18.23
6/7/96    17.51
6/10/96   17.87
6/11/96    17.8
6/12/96   18.56
6/13/96   18.21
6/14/96   18.48
6/17/96   18.45
6/18/96   19.14
6/19/96   18.72
6/20/96   18.38
6/21/96   17.57
6/24/96    17.3
6/25/96   16.83
6/26/96   16.97
6/27/96   16.09
6/28/96    15.2
7/1/96    15.08
7/2/96    15.71
7/3/96    15.76
7/5/96     18.1
7/8/96    18.39
7/9/96     17.3
7/10/96   16.46
7/11/96   18.81
7/12/96   18.26
7/15/96   22.65
7/16/96   22.05
7/17/96   20.97
7/18/96   18.33
7/19/96   18.48
7/22/96   21.53
7/23/96   24.43
7/24/96   22.83
7/25/96    20.1
7/26/96   18.62
7/29/96    20.8
7/30/96   20.67
7/31/96   20.19
8/1/96    19.38
8/2/96    17.09
8/5/96    17.47
8/6/96    17.08
8/7/96    16.73
8/8/96    16.84
8/9/96    16.26
8/12/96   16.34
8/13/96   16.82
8/14/96   16.53
8/15/96   16.29
8/16/96   16.13
8/19/96   16.15
8/20/96    15.8
8/21/96   15.26
8/22/96   14.77
8/23/96    15.2
8/26/96   15.93
8/27/96   15.84
8/28/96   15.99
8/29/96   16.98
8/30/96   17.64
9/3/96    18.75
9/4/96    18.88
9/5/96    21.14
9/6/96    17.93
9/9/96    16.79
9/10/96   16.66
9/11/96   16.64
9/12/96   16.67
9/13/96   16.06
9/16/96   16.38
9/17/96   16.49
9/18/96   16.87
9/19/96   16.85
9/20/96    16.2
9/23/96   17.22
9/24/96   16.67
9/25/96   17.01
9/26/96   17.23
9/27/96   17.26
9/30/96   17.87
10/1/96    17.7
10/2/96   17.48
10/3/96   18.08
10/4/96   16.36
10/7/96   16.16
10/8/96   16.37
10/9/96   16.75
10/10/96  16.86
10/11/96  15.51
10/14/96  16.04
10/15/96  17.01
10/16/96  16.42
10/17/96  16.51
10/18/96  16.38
10/21/96  17.09
10/22/96  17.23
10/23/96  17.25
10/24/96  18.35
10/25/96  18.66
10/28/96  19.25
10/29/96  19.46
10/30/96  19.38
10/31/96  19.93
11/1/96   19.43
11/4/96   18.57
11/5/96   18.23
11/6/96   17.22
11/7/96   17.86
11/8/96   16.05
11/11/96  16.66
11/12/96  16.75
11/13/96  15.92
11/14/96  15.16
11/15/96  15.97
11/18/96  16.04
11/19/96  16.16
11/20/96  17.27
11/21/96  16.84
11/22/96  16.15
11/25/96  17.77
11/26/96  18.33
11/27/96   18.2
11/29/96  18.69
12/2/96   18.78
12/3/96   19.77
12/4/96   18.85
12/5/96    19.9
12/6/96   20.44
12/9/96   18.27
12/10/96  18.85
12/11/96  20.59
12/12/96  21.79
12/13/96  22.26
12/17/96  22.08
12/18/96  20.68
12/19/96  19.66
12/20/96  19.69
12/23/96  19.93
12/24/96  18.95
12/26/96   19.6
12/27/96  20.35
12/30/96  20.25
12/31/96  21.67
1/2/97    21.89
1/3/97    19.99
1/6/97    20.49
1/7/97    19.99
1/8/97    21.18
1/9/97    21.65
1/10/97   21.76
1/13/97   21.56
1/14/97   21.43
1/15/97   21.87
1/16/97   21.96
1/17/97   20.87
1/20/97   20.25
1/21/97   19.51
1/22/97   18.55
1/23/97   20.77
1/24/97   20.66
1/27/97   21.77
1/28/97   22.47
1/29/97   21.77
1/30/97   21.48
1/31/97   20.82
2/3/97    20.54
2/4/97    20.64
2/5/97    22.13
2/6/97    21.73
2/7/97    20.69
2/10/97   21.88
2/11/97   20.73
2/12/97   21.06
2/13/97   20.93
2/14/97   20.51
2/18/97   21.21
2/19/97   22.46
2/20/97   23.59
2/21/97   22.19
2/24/97    21.3
2/25/97   20.47
2/26/97   22.28
2/27/97   23.51
2/28/97   23.46
3/3/97    22.05
3/4/97    22.81
3/5/97    21.44
3/6/97    22.88
3/7/97    21.58
3/10/97   20.53
3/11/97   20.72
3/12/97   21.63
3/13/97      23
3/14/97   21.83
3/17/97   23.04
3/18/97   24.28
3/19/97   23.75
3/20/97   23.76
3/21/97   21.88
3/24/97   21.84
3/25/97   21.02
3/26/97   20.27
3/27/97   22.77
3/31/97   24.99
4/1/97    22.81
4/2/97    23.58
4/3/97    23.37
4/4/97    21.53
4/7/97    19.83
4/8/97    19.67
4/9/97    20.59
4/10/97   21.03
4/11/97   22.21
4/14/97    21.7
4/15/97   20.84
4/16/97   20.49
4/17/97   20.78
4/18/97   20.48
4/21/97   21.17
4/22/97   21.17
4/23/97   22.21
4/24/97   22.38
4/25/97   22.73
4/28/97    22.1
4/29/97   21.31
4/30/97   21.19
5/1/97    21.52
5/2/97    19.01
5/5/97    22.27
5/6/97    22.24
5/7/97     22.6
5/8/97    22.57
5/9/97     21.9
5/12/97   21.96
5/13/97   22.35
5/14/97   23.47
5/15/97   21.16
5/16/97   24.21
5/19/97   23.64
5/20/97    21.7
5/21/97   21.34
5/22/97      21
5/23/97   20.44
5/27/97   21.72
5/28/97   21.63
5/29/97   21.63
5/30/97   22.12
6/2/97    21.92
6/3/97    22.47
6/4/97    22.72
6/5/97    22.97
6/6/97    22.13
6/9/97    21.89
6/10/97   21.44
6/11/97   21.45
6/12/97   22.06
6/13/97   22.61
6/16/97   22.88
6/17/97   22.99
6/18/97   22.82
6/19/97   22.89
6/20/97   22.44
6/23/97   24.11
6/24/97   22.68
6/25/97   24.25
6/26/97   23.97
6/27/97   23.58
6/30/97   23.34
7/1/97    23.38
7/2/97    21.42
7/3/97    20.47
7/7/97    21.81
7/8/97    21.14
7/9/97     23.6
7/10/97   22.41
7/11/97   22.03
7/14/97   23.12
7/15/97   22.59
7/16/97   22.63
7/17/97   24.14
7/18/97   26.12
7/21/97   26.28
7/22/97   24.26
7/23/97   24.04
7/24/97   23.48
7/25/97   23.49
7/28/97   23.85
7/29/97   24.04
7/30/97    23.4
7/31/97   23.75
8/1/97     24.2
8/4/97    22.43
8/5/97    21.83
8/6/97    20.89
8/7/97    20.91
8/8/97     24.3
8/11/97   25.08
8/12/97    25.3
8/13/97   26.05
8/14/97   25.99
8/15/97   28.14
8/18/97   26.14
8/19/97   24.39
8/20/97   23.22
8/21/97   26.82
8/22/97   26.71
8/25/97   26.39
8/26/97   27.25
8/27/97    26.9
8/28/97   27.35
8/29/97   27.94
9/2/97    26.75
9/3/97    27.02
9/4/97    28.28
9/5/97    26.62
9/8/97    26.27
9/9/97    25.44
9/10/97    27.5
9/11/97   27.55
9/12/97   27.09
9/15/97   27.26
9/16/97   25.62
9/17/97   25.87
9/18/97   25.57
9/19/97   24.43
9/22/97   23.37
9/23/97   23.17
9/24/97   23.89
9/25/97   24.68
9/26/97   23.82
9/29/97   22.95
9/30/97    24.3
10/1/97   23.69
10/2/97   24.17
10/3/97   23.04
10/6/97   22.31
10/7/97   21.25
10/8/97   22.16
10/9/97   22.23
10/10/97   22.5
10/13/97  22.51
10/14/97   22.1
10/15/97  23.03
10/16/97  23.62
10/17/97  23.94
10/20/97  22.24
10/21/97  21.79
10/22/97   21.9
10/23/97  25.34
10/24/97  26.19
10/27/97  39.96
10/28/97  30.68
10/29/97  32.31
10/30/97  37.96
10/31/97  34.46
11/3/97   30.26
11/4/97   31.19
11/5/97   30.68
11/6/97   31.49
11/7/97   35.29
11/10/97  36.76
11/11/97  35.24
11/12/97  37.78
11/13/97  36.98
11/14/97  33.04
11/17/97  30.11
11/18/97  31.78
11/19/97   30.2
11/20/97  27.98
11/21/97  26.75
11/24/97  29.63
11/25/97   28.7
11/26/97  27.99
11/28/97  27.51
12/1/97   24.88
12/2/97   25.14
12/3/97   22.87
12/4/97   24.04
12/5/97   22.59
12/8/97   22.15
12/9/97   22.63
12/10/97  24.53
12/11/97  27.99
12/12/97  29.14
12/15/97  27.44
12/16/97  26.26
12/17/97  27.01
12/18/97  28.04
12/19/97   29.1
12/22/97  28.72
12/23/97  30.47
12/24/97  31.11
12/26/97  31.24
12/29/97  27.24
12/30/97  24.93
12/31/97  24.89
1/2/98    24.14
1/5/98    24.29
1/6/98    25.63
1/7/98    26.24
1/8/98    26.21
1/9/98    34.46
1/12/98   29.64
1/13/98   25.93
1/14/98   24.21
1/15/98   24.56
1/16/98   22.23
1/20/98   21.69
1/21/98   22.09
1/22/98    23.1
1/23/98   23.52
1/26/98   23.24
1/27/98   22.22
1/28/98    21.9
1/29/98   21.55
1/30/98    21.7
2/2/98     21.4
2/3/98    21.06
2/4/98    21.03
2/5/98    22.04
2/6/98    21.13
2/9/98    21.36
2/10/98   20.91
2/11/98   20.64
2/12/98   20.04
2/13/98   19.92
2/17/98    21.2
2/18/98    20.1
2/19/98   20.39
2/20/98   19.55
2/23/98   19.12
2/24/98   19.98
2/25/98   18.86
2/26/98   19.18
2/27/98   19.43
3/2/98    19.55
3/3/98    19.47
3/4/98    19.84
3/5/98    22.13
3/6/98    19.75
3/9/98    20.26
3/10/98    19.6
3/11/98   19.02
3/12/98   18.15
3/13/98   19.13
3/16/98   18.97
3/17/98   19.08
3/18/98   18.57
3/19/98   18.28
3/20/98   19.37
3/23/98   20.49
3/24/98      21
3/25/98   23.08
3/26/98   23.02
3/27/98    24.4
3/30/98   24.54
3/31/98   24.25
4/1/98    23.22
4/2/98    22.43
4/3/98    22.26
4/6/98    22.41
4/7/98    23.71
4/8/98    23.66
4/9/98    21.96
4/13/98   23.38
4/14/98   22.63
4/15/98   21.42
4/16/98   23.46
4/17/98   21.44
4/20/98   20.86
4/21/98   20.03
4/22/98    19.8
4/23/98   21.54
4/24/98   23.07
4/27/98   26.45
4/28/98   24.74
4/29/98   23.24
4/30/98   21.59
5/1/98    19.97
5/4/98    20.16
5/5/98    21.44
5/6/98    23.02
5/7/98    23.84
5/8/98     21.2
5/11/98   22.55
5/12/98   21.16
5/13/98    21.1
5/14/98   20.66
5/15/98   21.35
5/18/98   21.44
5/19/98    20.3
5/20/98   20.57
5/21/98   19.92
5/22/98   20.19
5/26/98   22.69
5/27/98   23.04
5/28/98   21.48
5/29/98   22.89
6/1/98    23.52
6/2/98    22.61
6/3/98    23.83
6/4/98     22.4
6/5/98    20.31
6/8/98    21.25
6/9/98    20.77
6/10/98   22.02
6/11/98   27.01
6/12/98   23.49
6/15/98   26.93
6/16/98   25.16
6/17/98   23.23
6/18/98   22.86
6/19/98   22.19
6/22/98   21.67
6/23/98   19.79
6/24/98   20.24
6/25/98   20.67
6/26/98   19.79
6/29/98   19.31
6/30/98   19.86
7/1/98    18.05
7/2/98    18.08
7/6/98     18.3
7/7/98    18.57
7/8/98    17.88
7/9/98    18.57
7/10/98   17.79
7/13/98   18.99
7/14/98   18.25
7/15/98   18.69
7/16/98   17.21
7/17/98   16.88
7/20/98   17.62
7/21/98   20.22
7/22/98   20.43
7/23/98   24.84
7/24/98   23.13
7/27/98   22.94
7/28/98   24.66
7/29/98    25.6
7/30/98   22.57
7/31/98   26.27
8/3/98    26.25
8/4/98     33.1
8/5/98    30.26
8/6/98    28.32
8/7/98    27.09
8/10/98   28.36
8/11/98   30.88
8/12/98   27.71
8/13/98   29.66
8/14/98   32.68
8/17/98   31.08
8/18/98   28.79
8/19/98   27.71
8/20/98   29.19
8/21/98   31.91
8/24/98   30.27
8/25/98    28.9
8/26/98   30.66
8/27/98   39.16
8/28/98   40.95
8/31/98   48.33
9/1/98    39.85
9/2/98    40.42
9/3/98    43.93
9/4/98    44.61
9/8/98    37.05
9/9/98    39.08
9/10/98   47.52
9/11/98   44.09
9/14/98   38.36
9/15/98   37.07
9/16/98   36.18
9/17/98   42.33
9/18/98   40.49
9/21/98   39.64
9/22/98   37.47
9/23/98   31.53
9/24/98   35.74
9/25/98    35.6
9/28/98   35.19
9/29/98    36.1
9/30/98   41.94
10/1/98   46.45
10/2/98   42.36
10/5/98   44.44
10/6/98   43.91
10/7/98   48.27
10/8/98   48.56
10/9/98   45.69
10/12/98  43.41
10/13/98  43.11
10/14/98  41.31
10/15/98  35.95
10/16/98  35.84
10/19/98  31.46
10/20/98   32.8
10/21/98  31.71
10/22/98  30.76
10/23/98  30.67
10/26/98  30.32
10/27/98  31.49
10/28/98  31.08
10/29/98  27.84
10/30/98  26.56
11/2/98   25.02
11/3/98   26.37
11/4/98   25.88
11/5/98    24.8
11/6/98   24.62
11/9/98   25.88
11/10/98  25.92
11/11/98  27.54
11/12/98  28.37
11/13/98  28.19
11/16/98  28.45
11/17/98  27.94
11/18/98  25.11
11/19/98     24
11/20/98  21.22
11/23/98  20.74
11/24/98  22.43
11/25/98   21.7
11/27/98  21.58
11/30/98     25
12/1/98   23.96
12/2/98   25.22
12/3/98   29.74
12/4/98   24.95
12/7/98   23.83
12/8/98   24.82
12/9/98   25.43
12/10/98  27.76
12/11/98  28.46
12/14/98  32.47
12/15/98   29.7
12/16/98  30.53
12/17/98  28.07
12/18/98  24.66
12/21/98  23.22
12/22/98  22.35
12/23/98  19.34
12/24/98  22.04
12/28/98  22.81
12/29/98  21.93
12/30/98  23.79
12/31/98  25.41
1/4/99     25.7
1/5/99    23.53
1/6/99     23.6
1/7/99    24.15
1/8/99    23.88
1/11/99   26.38
1/12/99   29.68
1/13/99   31.26
1/14/99   34.74
1/15/99   29.75
1/19/99    29.8
1/20/99   29.43
1/21/99   31.95
1/22/99   32.85
1/25/99   31.67
1/26/99   28.85
1/27/99   31.36
1/28/99   28.61
1/29/99   26.53
2/1/99    27.66
2/2/99    29.02
2/3/99    27.95
2/4/99    31.15
2/5/99    30.47
2/8/99    30.43
2/9/99    32.51
2/10/99   31.44
2/11/99   28.17
2/12/99   31.35
2/16/99   32.42
2/17/99   32.51
2/18/99   32.76
2/19/99   30.23
2/22/99    26.8
2/23/99   26.93
2/24/99   28.81
2/25/99    28.7
2/26/99   29.52
3/1/99    28.84
3/2/99    30.58
3/3/99    29.98
3/4/99    28.18
3/5/99    25.12
3/8/99    24.98
3/9/99    25.26
3/10/99    25.4
3/11/99   25.52
3/12/99   25.81
3/15/99   26.12
3/16/99   26.19
3/17/99   27.28
3/18/99   25.95
3/19/99   25.84
3/22/99   26.65
3/23/99   29.11
3/24/99   28.31
3/25/99   25.44
3/26/99   25.83
3/29/99   24.36
3/30/99   23.74
3/31/99   24.45
4/1/99    23.34
4/5/99    22.81
4/6/99    22.95
4/7/99    23.53
4/8/99    23.33
4/9/99    22.91
4/12/99   23.66
4/13/99   24.42
4/14/99   27.43
4/15/99   24.77
4/16/99   25.48
4/19/99   28.56
4/20/99   26.93
4/21/99   24.55
4/22/99   23.98
4/23/99   23.96
4/26/99   23.91
4/27/99   24.19
4/28/99   25.84
4/29/99   25.95
4/30/99   26.07
5/3/99    24.75
5/4/99    27.19
5/5/99    25.98
5/6/99    29.27
5/7/99    26.72
5/10/99   27.42
5/11/99   26.37
5/12/99   27.82
5/13/99   26.46
5/14/99   29.66
5/17/99   28.24
5/18/99   28.21
5/19/99   26.24
5/20/99   26.26
5/21/99   25.36
5/24/99   28.65
5/25/99   29.58
5/26/99   28.28
5/27/99   28.69
5/28/99   26.38
6/1/99    27.92
6/2/99    26.23
6/3/99    27.52
6/4/99    23.45
6/7/99    23.47
6/8/99    24.16
6/9/99     24.2
6/10/99   25.39
6/11/99   27.01
6/14/99   27.39
6/15/99   28.23
6/16/99   23.21
6/17/99   22.54
6/18/99   22.34
6/21/99   21.29
6/22/99   21.96
6/23/99   21.57
6/24/99   23.67
6/25/99   22.61
6/28/99   22.56
6/29/99   22.99
6/30/99   21.01
7/1/99     19.8
7/2/99    18.85
7/6/99    20.27
7/7/99    20.21
7/8/99    19.87
7/9/99    19.09
7/12/99   19.84
7/13/99   20.23
7/14/99   20.38
7/15/99   19.69
7/16/99   18.13
7/19/99   19.47
7/20/99   22.41
7/21/99   21.61
7/22/99   23.66
7/23/99   23.76
7/26/99   25.91
7/27/99   23.93
7/28/99    23.2
7/29/99   25.08
7/30/99   25.83
8/2/99    26.12
8/3/99    26.68
8/4/99    28.42
8/5/99    27.88
8/6/99    27.36
8/9/99    27.36
8/10/99    28.3
8/11/99   26.03
8/12/99   26.07
8/13/99   22.38
8/16/99   22.95
8/17/99   22.53
8/18/99   24.04
8/19/99   25.46
8/20/99   24.06
8/23/99   23.02
8/24/99   22.29
8/25/99   20.67
8/26/99   22.33
8/27/99   23.21
8/30/99   24.79
8/31/99   25.24
9/1/99    23.74
9/2/99    25.44
9/3/99    21.39
9/7/99    23.33
9/8/99    24.18
9/9/99     23.4
9/10/99   22.35
9/13/99   23.84
9/14/99   25.05
9/15/99   26.38
9/16/99   26.99
9/17/99   24.22
9/20/99   24.33
9/21/99   26.94
9/22/99   26.75
9/23/99   30.28
9/24/99   29.54
9/27/99   27.27
9/28/99   26.97
9/29/99    27.9
9/30/99   26.89
10/1/99   26.43
10/4/99    25.7
10/5/99   26.07
10/6/99   23.53
10/7/99   24.88
10/8/99    21.2
10/11/99  22.05
10/12/99   24.6
10/13/99  28.88
10/14/99  27.34
10/15/99  31.48
10/18/99  29.44
10/19/99  28.46
10/20/99  25.21
10/21/99  24.77
10/22/99  22.89
10/25/99  24.42
10/26/99  25.06
10/27/99  25.35
10/28/99  22.45
10/29/99  22.56
11/1/99   22.23
11/2/99   23.94
11/3/99    23.7
11/4/99      24
11/5/99   22.06
11/8/99   21.52
11/9/99   23.07
11/10/99   23.5
11/11/99  22.54
11/12/99  21.68
11/15/99  22.85
11/16/99  21.42
11/17/99  21.07
11/18/99   20.1
11/19/99  19.63
11/22/99  20.28
11/23/99  21.17
11/24/99  20.47
11/26/99  22.95
11/29/99  23.69
11/30/99  24.95
12/1/99    22.9
12/2/99   23.28
12/3/99   20.82
12/6/99   21.06
12/7/99   21.38
12/8/99   22.62
12/9/99   22.38
12/10/99  20.92
12/13/99   23.6
12/14/99  24.47
12/15/99  23.36
12/16/99  23.17
12/17/99  23.01
12/20/99  24.66
12/21/99  23.44
12/22/99  23.12
12/23/99  22.37
12/27/99   23.6
12/28/99  23.69
12/29/99  24.37
12/30/99  25.94
12/31/99  26.71
1/3/00    24.69
1/4/00    29.64
1/5/00    28.15
1/6/00    28.13
1/7/00     23.2
1/10/00   22.51
1/11/00   23.93
1/12/00   24.63
1/13/00   23.35
1/14/00   21.05
1/18/00   23.31
1/19/00   23.27
1/20/00   24.16
1/21/00   22.66
1/24/00   26.32
1/25/00   24.34
1/26/00   25.08
1/27/00   25.06
1/28/00   29.09
1/31/00   24.29
2/1/00    24.82
2/2/00    24.38
2/3/00    23.72
2/4/00    22.93
2/7/00     23.7
2/8/00     22.1
2/9/00    24.65
2/10/00   24.38
2/11/00   26.92
2/14/00   25.79
2/15/00   24.61
2/16/00    25.1
2/17/00   25.07
2/18/00   28.45
2/22/00   27.55
2/23/00   26.26
2/24/00   27.32
2/25/00   28.88
2/28/00    26.9
2/29/00   25.59
3/1/00    23.68
3/2/00     23.9
3/3/00    21.29
3/6/00    23.15
3/7/00    26.63
3/8/00    25.95
3/9/00    23.94
3/10/00    23.8
3/13/00   25.36
3/14/00   26.43
3/15/00   24.08
3/16/00    23.2
3/17/00   23.67
3/20/00   24.17
3/21/00   23.34
3/22/00   22.99
3/23/00   24.22
3/24/00   25.81
3/27/00   26.75
3/28/00   26.58
3/29/00   25.96
3/30/00   27.55
3/31/00   27.21
4/3/00    25.66
4/4/00     27.9
4/5/00    30.59
4/6/00    29.77
4/7/00    26.94
4/10/00   28.01
4/11/00   28.95
4/12/00   31.88
4/13/00   33.95
4/14/00   39.33
4/17/00   32.19
4/18/00   29.37
4/19/00   30.24
4/20/00   28.31
4/24/00   30.18
4/25/00   27.06
4/26/00   29.46
4/27/00   28.18
4/28/00   28.86
5/1/00    27.32
5/2/00    30.87
5/3/00    34.51
5/4/00    35.43
5/5/00    30.39
5/8/00    31.12
5/9/00    31.71
5/10/00    33.3
5/11/00   31.25
5/12/00   29.95
5/15/00   27.45
5/16/00   26.71
5/17/00    27.2
5/18/00   26.87
5/19/00   28.77
5/22/00   28.83
5/23/00    29.3
5/24/00   27.87
5/25/00      28
5/26/00   27.49
5/30/00   26.53
5/31/00   26.57
6/1/00    24.74
6/2/00    24.11
6/5/00     24.9
6/6/00    25.14
6/7/00    25.19
6/8/00    25.71
6/9/00    25.19
6/12/00   25.37
6/13/00   24.37
6/14/00   24.51
6/15/00   23.18
6/16/00   23.55
6/19/00    22.8
6/20/00   23.65
6/21/00   23.57
6/22/00   25.66
6/23/00   25.89
6/26/00   24.72
6/27/00   24.88
6/28/00   23.58
6/29/00   22.02
6/30/00   22.26
7/3/00    22.33
7/5/00    23.63
7/6/00     24.2
7/7/00    21.82
7/10/00   22.88
7/11/00   22.39
7/12/00   23.08
7/13/00   22.75
7/14/00   22.61
7/17/00   22.06
7/18/00   22.55
7/19/00   22.52
7/20/00   22.06
7/21/00   21.39
7/24/00   22.44
7/25/00   21.67
7/26/00   22.75
7/27/00   22.33
7/28/00    24.3
7/31/00   23.44
8/1/00    22.87
8/2/00    22.76
8/3/00    22.79
8/4/00    21.54
8/7/00    21.55
8/8/00    20.83
8/9/00    21.33
8/10/00   21.57
8/11/00   21.19
8/14/00   20.35
8/15/00   20.97
8/16/00   20.67
8/17/00   20.04
8/18/00   19.42
8/21/00   19.56
8/22/00   19.62
8/23/00   19.86
8/24/00    19.1
8/25/00    19.1
8/28/00   18.23
8/29/00   18.92
8/30/00   19.59
8/31/00   19.28
9/1/00    19.45
9/5/00    21.37
9/6/00    22.65
9/7/00    21.07
9/8/00    20.69
9/11/00   20.96
9/12/00   21.18
9/13/00   21.48
9/14/00   20.69
9/15/00   21.93
9/18/00   23.01
9/19/00   22.11
9/20/00   22.77
9/21/00   23.56
9/22/00   24.17
9/25/00    24.4
9/26/00   25.08
9/27/00   24.36
9/28/00   21.95
9/29/00   23.85
10/2/00   23.43
10/3/00   24.39
10/4/00   23.75
10/5/00   23.63
10/6/00   25.67
10/9/00   26.33
10/10/00  27.44
10/11/00  30.95
10/12/00  35.01
10/13/00  30.98
10/16/00   29.5
10/17/00  32.71
10/18/00   32.5
10/19/00  28.17
10/20/00  27.42
10/23/00  26.98
10/24/00  26.22
10/25/00  29.89
10/26/00  31.05
10/27/00  30.91
10/30/00  27.79
10/31/00  25.99
11/1/00   26.56
11/2/00   26.61
11/3/00   26.31
11/6/00   27.03
11/7/00   26.81
11/8/00   28.28
11/9/00   29.64
11/10/00   32.5
11/13/00  31.89
11/14/00  30.24
11/15/00  28.77
11/16/00  28.38
11/17/00  27.85
11/20/00  30.33
11/21/00  28.93
11/22/00  31.21
11/24/00  29.58
11/27/00  29.02
11/28/00  30.39
11/29/00   30.2
11/30/00  32.92
12/1/00   31.59
12/4/00   30.31
12/5/00   26.94
12/6/00   27.94
12/7/00   28.98
12/8/00   26.13
12/11/00  26.51
12/12/00  28.28
12/13/00  26.87
12/14/00  28.27
12/15/00   31.2
12/18/00  31.45
12/19/00  30.73
12/20/00   35.7
12/21/00  34.42
12/22/00  31.52
12/26/00  32.54
12/27/00  32.31
12/28/00  30.17
12/29/00  30.23
1/2/01     34.2
1/3/01    28.67
1/4/01    29.96
1/5/01    32.03
1/8/01    33.35
1/9/01    30.79
1/10/01   30.15
1/11/01   28.69
1/12/01   27.62
1/16/01   28.18
1/17/01   28.51
1/18/01   27.09
1/19/01   26.29
1/22/01   25.94
1/23/01   23.86
1/24/01   24.56
1/25/01   24.98
1/26/01   25.14
1/29/01   24.93
1/30/01    25.2
1/31/01   24.29
2/1/01    23.99
2/2/01    24.75
2/5/01    24.39
2/6/01    23.82
2/7/01    24.52
2/8/01    24.09
2/9/01    25.15
2/12/01   24.55
2/13/01   24.62
2/14/01   24.22
2/15/01   23.46
2/16/01   25.08
2/20/01    27.5
2/21/01   29.41
2/22/01   29.77
2/23/01   30.34
2/26/01   27.34
2/27/01   29.03
2/28/01      31
3/1/01    31.03
3/2/01    30.86
3/5/01    29.22
3/6/01    27.44
3/7/01    26.45
3/8/01    26.46
3/9/01    29.35
3/12/01   35.11
3/13/01   30.73
3/14/01    34.6
3/15/01   32.63
3/16/01   35.29
3/19/01   33.35
3/20/01   35.04
3/21/01   36.39
3/22/01    39.7
3/23/01   34.91
3/26/01   33.19
3/27/01   30.69
3/28/01   33.22
3/29/01   33.83
3/30/01   33.82
4/2/01    34.75
4/3/01    39.33
4/4/01    39.07
4/5/01    34.98
4/6/01    36.76
4/9/01    36.74
4/10/01    33.3
4/11/01   32.73
4/12/01   30.28
4/16/01   30.04
4/17/01   30.24
4/18/01   28.45
4/19/01   28.46
4/20/01   29.01
4/23/01    31.5
4/24/01   32.46
4/25/01   31.27
4/26/01   29.57
4/27/01   27.77
4/30/01   28.19
5/1/01    27.59
5/2/01    27.77
5/3/01     29.5
5/4/01    27.72
5/7/01    28.11
5/8/01    27.54
5/9/01    27.82
5/10/01   27.24
5/11/01   27.48
5/14/01   27.17
5/15/01   27.34
5/16/01   25.13
5/17/01   25.52
5/18/01   24.26
5/21/01   23.24
5/22/01   23.49
5/23/01   24.65
5/24/01   22.94
5/25/01   23.15
5/29/01   24.68
5/30/01   25.79
5/31/01   25.96
6/1/01    23.96
6/4/01    22.83
6/5/01    21.22
6/6/01    22.38
6/7/01    21.61
6/8/01    21.41
6/11/01   22.74
6/12/01   22.98
6/13/01   24.39
6/14/01    26.2
6/15/01   26.33
6/18/01   25.83
6/19/01   24.92
6/20/01   23.86
6/21/01   21.91
6/22/01    22.5
6/25/01   23.25
6/26/01   23.35
6/27/01   23.57
6/28/01   22.44
6/29/01   21.63
7/2/01    20.29
7/3/01    20.95
7/5/01    22.72
7/6/01    24.97
7/9/01    24.55
7/10/01   26.53
7/11/01   26.98
7/12/01   24.52
7/13/01   23.87
7/16/01   25.31
7/17/01   25.36
7/18/01   26.31
7/19/01   26.47
7/20/01   24.97
7/23/01   26.13
7/24/01   27.63
7/25/01    26.7
7/26/01   25.15
7/27/01   24.73
7/30/01   24.03
7/31/01   23.87
8/1/01    22.98
8/2/01    23.28
8/3/01    22.39
8/6/01    23.74
8/7/01    22.65
8/8/01    24.36
8/9/01    23.64
8/10/01   22.81
8/13/01   23.24
8/14/01   23.01
8/15/01   23.77
8/16/01   23.83
8/17/01   26.74
8/20/01   25.14
8/21/01   25.99
8/22/01   25.09
8/23/01   24.92
8/24/01   22.29
8/27/01   22.44
8/28/01   24.02
8/29/01   25.73
8/30/01   28.08
8/31/01   27.85
9/4/01    28.66
9/5/01    28.96
9/6/01    32.48
9/7/01    34.36
9/10/01   33.87
9/17/01   44.94
9/18/01    42.5
9/19/01   43.24
9/20/01   49.04
9/21/01   48.27
9/24/01   41.33
9/25/01   38.87
9/26/01   39.15
9/27/01   37.41
9/28/01   35.19
10/1/01   34.78
10/2/01   34.05
10/3/01    33.1
10/4/01    34.4
10/5/01   34.66
10/8/01   35.91
10/9/01   35.99
10/10/01  33.46
10/11/01  32.59
10/12/01  36.45
10/15/01  37.36
10/16/01  35.22
10/17/01  37.23
10/18/01  37.36
10/19/01  35.84
10/22/01  33.11
10/23/01  33.19
10/24/01  32.87
10/25/01  31.36
10/26/01  30.53
10/29/01  32.39
10/30/01  35.15
10/31/01  35.28
11/1/01   34.18
11/2/01    32.4
11/5/01   31.94
11/6/01   29.85
11/7/01   30.47
11/8/01   29.88
11/9/01   28.76
11/12/01  31.26
11/13/01  28.58
11/14/01   28.6
11/15/01  27.78
11/16/01  27.17
11/19/01  25.64
11/20/01  26.13
11/21/01  25.32
11/23/01  24.78
11/26/01  25.24
11/27/01  25.21
11/28/01  27.75
11/29/01  26.26
11/30/01  26.14
12/3/01      26
12/4/01   25.33
12/5/01   24.79
12/6/01    25.1
12/7/01   24.89
12/10/01     26
12/11/01  25.69
12/12/01  25.52
12/13/01   26.7
12/14/01  25.97
12/17/01  25.43
12/18/01  24.16
12/19/01  23.57
12/20/01  24.38
12/21/01  23.29
12/24/01  23.21
12/26/01  22.93
12/27/01  22.28
12/28/01  22.33
12/31/01  23.22
1/2/02    23.92
1/3/02    22.83
1/4/02    22.02
1/7/02    22.17
1/8/02     22.5
1/9/02    23.35
1/10/02   23.13
1/11/02   23.98
1/14/02   25.06
1/15/02   24.42
1/16/02   25.26
1/17/02   23.74
1/18/02   24.34
1/22/02    25.1
1/23/02   23.66
1/24/02   22.77
1/25/02   21.93
1/28/02   21.77
1/29/02   26.26
1/30/02   24.87
1/31/02   22.84
2/1/02    22.87
2/4/02    26.85
2/5/02    26.77
2/6/02     28.2
2/7/02    27.68
2/8/02    25.47
2/11/02   23.54
2/12/02   23.51
2/13/02   22.42
2/14/02   22.89
2/15/02   24.09
2/19/02   26.37
2/20/02   24.26
2/21/02   25.82
2/22/02   24.89
2/25/02   23.28
2/26/02   23.57
2/27/02   23.09
2/28/02   23.13
3/1/02    22.13
3/4/02    22.08
3/5/02    21.81
3/6/02    22.03
3/7/02    21.95
3/8/02    21.61
3/11/02   22.37
3/12/02   21.31
3/13/02   21.97
3/14/02   22.02
3/15/02   20.77
3/18/02   20.75
3/19/02   20.35
3/20/02   20.73
3/21/02   19.98
3/22/02   19.62
3/25/02   20.48
3/26/02   19.75
3/27/02   19.25
3/28/02   19.32
4/1/02    20.05
4/2/02    20.68
4/3/02    21.64
4/4/02    21.77
4/5/02    21.11
4/8/02    20.74
4/9/02    21.05
4/10/02   20.22
4/11/02   22.33
4/12/02   22.09
4/15/02   22.38
4/16/02    20.3
4/17/02   20.18
4/18/02   21.24
4/19/02    20.3
4/22/02   21.72
4/23/02   22.13
4/24/02   22.68
4/25/02   23.05
4/26/02   24.64
4/29/02   26.11
4/30/02   23.51
5/1/02    22.31
5/2/02    22.38
5/3/02    23.23
5/6/02    24.88
5/7/02    24.57
5/8/02    23.29
5/9/02    24.36
5/10/02   25.03
5/13/02   23.51
5/14/02   21.75
5/15/02   22.13
5/16/02   21.45
5/17/02   20.28
5/20/02   21.56
5/21/02   22.56
5/22/02   21.59
5/23/02   20.35
5/24/02   21.16
5/28/02   22.43
5/29/02    23.1
5/30/02   23.14
5/31/02    22.8
6/3/02     25.7
6/4/02    26.94
6/5/02    24.71
6/6/02    27.46
6/7/02    26.65
6/10/02   26.15
6/11/02   27.46
6/12/02   27.01
6/13/02   28.73
6/14/02   29.93
6/17/02    27.6
6/18/02   27.33
6/19/02   29.71
6/20/02    32.5
6/21/02   31.28
6/24/02   29.87
6/25/02   31.47
6/26/02   32.33
6/27/02   30.02
6/28/02   29.13
7/1/02    30.56
7/2/02    33.69
7/3/02    33.31
7/5/02    30.21
7/8/02    31.53
7/9/02    33.92
7/10/02   39.02
7/11/02   38.64
7/12/02   38.33
7/15/02    39.3
7/16/02   42.05
7/17/02    39.8
7/18/02   39.95
7/19/02   43.45
7/22/02   48.23
7/23/02   50.48
7/24/02   45.29
7/25/02   44.65
7/26/02   40.44
7/29/02   33.73
7/30/02   35.15
7/31/02   35.21
8/1/02    41.49
8/2/02    45.39
8/5/02    49.31
8/6/02    45.73
8/7/02    43.07
8/8/02     39.8
8/9/02    39.36
8/12/02   40.46
8/13/02    39.8
8/14/02   36.36
8/15/02   33.07
8/16/02   32.82
8/19/02   31.57
8/20/02   32.56
8/21/02   31.63
8/22/02   30.96
8/23/02   32.81
8/26/02   32.29
8/27/02   32.73
8/28/02   36.23
8/29/02   36.32
8/30/02    35.8
9/3/02    43.86
9/4/02    42.77
9/5/02    42.23
9/6/02    40.04
9/9/02     38.4
9/10/02   36.96
9/11/02   37.23
9/12/02   40.72
9/13/02   39.31
9/16/02   40.54
9/17/02   41.96
9/18/02   40.89
9/19/02   46.16
9/20/02   44.55
9/23/02   44.71
9/24/02   45.38
9/25/02   42.41
9/26/02   40.12
9/27/02   43.14
9/30/02   44.57
10/1/02   40.13
10/2/02   43.36
10/3/02   44.96
10/4/02   46.28
10/7/02   49.18
10/8/02   46.46
10/9/02   49.48
10/10/02  46.29

Source: Bloomberg

    The VDAX index, which represents the implied volatility of the German DAX index assuming a constant 45 days remaining until expiration, rose close to 60. Hedgers pushed up the demand for protection which increased sharply the implied volatility for options. VIX and VLEUVOLA represent the CBOE OEX Volatility Index and the volatility of the Swiss equity market, vice versa.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          VDAX    VIX   VLEUVOLA
1/2/02    27.44  23.92     29.75
1/3/02    25.85  22.83     29.18
1/4/02    25.11  22.02     28.63
1/7/02    25.84  22.17     28.77
1/8/02    25.48   22.5     28.47
1/9/02    25.12  23.35     28.36
1/10/02   25.99  23.13     28.46
1/11/02   25.48  23.98     27.98
1/14/02   27.12  25.06     28.04
1/15/02    27.1  24.42     28.11
1/16/02   27.95  25.26     29.08
1/17/02    26.7  23.74      30.2
1/18/02   26.34  24.34     29.27
1/21/02   26.77   25.1     29.34
1/22/02   26.76  23.66     29.08
1/23/02   25.05  22.77     28.44
1/24/02   23.83  21.93     27.77
1/25/02   23.54  21.77     27.41
1/28/02   23.49  26.26     28.09
1/29/02   24.41  24.87     28.07
1/30/02   24.88  22.84     29.21
1/31/02   23.81  22.87     29.26
2/1/02    23.33  26.85     29.14
2/4/02    24.64  26.77     30.86
2/5/02    25.66   28.2     32.23
2/6/02    27.24  27.68     33.25
2/7/02    26.52  25.47     33.14
2/8/02    26.38  23.54     31.58
2/11/02   25.52  23.51     31.08
2/12/02   25.87  22.42     30.61
2/13/02   25.22  22.89        30
2/14/02   24.69  24.09      29.4
2/15/02   25.22  26.37     28.35
2/18/02   25.32  24.26     28.31
2/19/02   26.18  25.82     29.38
2/20/02   26.33  24.89     30.09
2/21/02   25.22  23.28     29.55
2/22/02   26.07  23.57     30.35
2/25/02      25  23.09     30.87
2/26/02    24.3  23.13     30.41
2/27/02   23.66  22.13     29.84
2/28/02   23.45  22.08     28.13
3/1/02    22.38  21.81     27.13
3/4/02    22.71  22.03     26.56
3/5/02    22.83  21.95     25.94
3/6/02    22.61  21.61     25.43
3/7/02       23  22.37     24.91
3/8/02    22.57  21.31     24.77
3/11/02   22.65  21.97     24.46
3/12/02   23.01  22.02      24.1
3/13/02    22.9  20.77     24.75
3/14/02   22.22  20.75     24.62
3/15/02   21.68  20.35     23.94
3/18/02   21.76  20.73     23.09
3/19/02   21.13  19.98     22.21
3/20/02    21.3  19.62     22.06
3/21/02   20.74  20.48     21.89
3/22/02   20.17  19.75     21.76
3/25/02    20.3  19.25     21.81
3/26/02   19.86  19.32     21.48
3/27/02   19.05  20.05     21.19
3/28/02      19  20.68     22.26
4/2/02    20.52  21.64     21.26
4/3/02    20.52  21.77     20.54
4/4/02    21.27  21.11     20.77
4/5/02    20.72  20.74     22.35
4/8/02    22.99  21.05     22.43
4/9/02    22.22  20.22      21.9
4/10/02   21.58  22.33     21.77
4/11/02   22.71  22.09     21.63
4/12/02   22.34  22.38     22.47
4/15/02   21.92   20.3      22.1
4/16/02   20.82  20.18     21.71
4/17/02    20.9  21.24      21.4
4/18/02   21.89   20.3     21.07
4/19/02    20.8  21.72     21.31
4/22/02   21.64  22.13     21.84
4/23/02   21.95  22.68     21.78
4/24/02   21.71  23.05     22.48
4/25/02   23.03  24.64      23.1
4/26/02   23.22  26.11     23.91
4/29/02   23.42  23.51     23.95
4/30/02   23.04  22.31        24
5/2/02    23.43  22.38     25.22
5/3/02    23.96  23.23     25.44
5/6/02    24.19  24.88     25.38
5/7/02    24.77  24.57     25.41
5/8/02    23.06  23.29     25.55
5/9/02    23.03  24.36     24.96
5/10/02   24.36  25.03     24.96
5/13/02   23.77  23.51     25.37
5/14/02   23.05  21.75      24.8
5/15/02   22.77  22.13     23.64
5/16/02   22.79  21.45     23.17
5/17/02   22.58  20.28     22.07
5/20/02   22.91  21.56     22.99
5/21/02   23.01  22.56     23.05
5/22/02   23.88  21.59     22.91
5/23/02   23.96  20.35     22.99
5/24/02   23.35  21.16     22.57
5/27/02    23.2     22     22.72
5/28/02   23.69  22.43     22.64
5/29/02   23.82   23.1     22.37
5/30/02   25.19  23.14     22.12
5/31/02   24.29   22.8     21.75
6/3/02    25.19   25.7     21.88
6/4/02     27.2  26.94      23.1
6/5/02    26.75  24.71      23.9
6/6/02    26.22  27.46      23.4
6/7/02    27.19  26.65     24.76
6/10/02   27.31  26.15     25.12
6/11/02   26.08  27.46     24.39
6/12/02    27.8  27.01     24.79
6/13/02   28.02  28.73     26.49
6/14/02   30.84  29.93      28.4
6/17/02   28.25   27.6     27.41
6/18/02   28.58  27.33     26.54
6/19/02    29.7  29.71      27.9
6/20/02   32.88   32.5     29.82
6/21/02   33.22  31.28      30.5
6/24/02    34.7  29.87     31.71
6/25/02   32.62  31.47     33.16
6/26/02   36.12  32.33     34.34
6/27/02   34.16  30.02     33.69
6/28/02   32.13  29.13      32.3
7/1/02    32.64  30.56      31.1
7/2/02     35.9  33.69     32.91
7/3/02    37.39  33.31     34.16
7/4/02    35.67   33.5     34.89
7/5/02     32.5  30.21     32.66
7/8/02    33.29  31.53     33.49
7/9/02     33.6  33.92     33.24
7/10/02   36.75  39.02     34.99
7/11/02   40.73  38.64      39.4
7/12/02   40.39  38.33     42.72
7/15/02   45.08   39.3     43.46
7/16/02   44.86  42.05     48.05
7/17/02    44.3   39.8      47.6
7/18/02   41.94  39.95        46
7/19/02   44.19  43.45     48.16
7/22/02    47.5  48.23     54.01
7/23/02   50.75  50.48     57.67
7/24/02   50.35  45.29     61.13
7/25/02   51.94  44.65     58.66
7/26/02   50.08  40.44      55.3
7/29/02   44.44  33.73     50.37
7/30/02   42.47  35.15     45.07
7/31/02   44.69  35.21     45.34
8/1/02    45.83  41.49        45
8/2/02    48.13  45.39     46.97
8/5/02    51.64  49.31     49.64
8/6/02    50.19  45.73     51.72
8/7/02    51.82  43.07     50.03
8/8/02    48.66   39.8     47.98
8/9/02    47.35  39.36     46.03
8/12/02   48.52  40.46     45.94
8/13/02   47.62   39.8      44.3
8/14/02   47.33  36.36     43.83
8/15/02   42.95  33.07     43.91
8/16/02   39.77  32.82     39.79
8/19/02   35.19  31.57     38.44
8/20/02   36.22  32.56     36.99
8/21/02   35.61  31.63     37.56
8/22/02    35.5  30.96     36.07
8/23/02    35.7  32.81     36.73
8/26/02   37.19  32.29      39.6
8/27/02   36.04  32.73     39.96
8/28/02   39.24  36.23     41.24
8/29/02   42.65  36.32     45.05
8/30/02   41.74   35.8     46.81
9/2/02    44.46     37     47.75
9/3/02    51.65  43.86     51.03
9/4/02    51.15     45     53.44
9/5/02    50.93  42.23     53.71
9/6/02     46.7  40.04     53.88
9/9/02    47.71   38.4     51.81
9/10/02   45.56  36.96        50
9/11/02   42.16  37.23     47.94
9/12/02   44.71  40.72     46.24
9/13/02   46.68  39.31     48.92
9/16/02   46.43  40.54     49.23
9/17/02   45.99  41.96     48.96
9/18/02   50.16  40.89     50.94
9/19/02   51.05  46.16     52.42
9/20/02   49.44  44.55     51.37
9/23/02   53.25  44.71     51.21
9/24/02   55.42  45.38     53.77
9/25/02   52.75  42.41        52
9/26/02   49.87  40.12     51.07
9/27/02   50.38  43.14     46.47
9/30/02   57.96  44.57     48.15
10/1/02   53.67  40.13     49.85
10/2/02   52.43  43.36     49.52
10/3/02   53.92  44.96     48.26
10/4/02   56.83  46.28     49.89
10/7/02   58.25  49.18      53.8
10/8/02   58.13  46.46     55.67
10/9/02    56.2  49.48     57.64
10/10/02  51.59  46.29     57.09

Source: Bloomberg

------ THE EUROPEAN WARRANT FUND, INC.

    During this period of heightened volatility, many market participants either hedged their equity exposure or withdrew their assets completely. To a certain extent, the recent market slump has discounted a weak fundamental environment, but it seems that the global economy is not completely stable. Companies must continue to deleverage in order to combat the economic climate that lies ahead. Ongoing geopolitical uncertainties, the threat of terror and discussions about a possible war with Iraq continue to weigh on the markets. In addition, the problems in Argentina and Brazil are not resolved. Therefore, volatility may remain high for the foreseeable future.

INVESTMENT POLICY

   The investment strategy of the Fund is to outperform European equity indices employing leverage through derivative strategies. We have defined three different delta ranges which give us different risk/ return potentials. The lower range, which reflects a bearish market outlook, is between LESS THAN 1.00 and 1.25, the neutral range is between 1.25 and 1.50 and the upper range, reflecting a bullish market outlook, is between 1.50 and 3.00. It is important to note that the higher the delta, the higher is the risk and respectively the higher the potential return for the Fund. A year ago, we redefined the Fund's delta strategy to better cope with the difficult market environment. Over the course of the Reporting Period, the delta has predominantly remained in the bearish range. To reduce the delta, we have invested in warrants with a low risk/return profile and in structures that benefit from the current high volatility levels. An example of this kind of warrant is the discount warrant. Discount warrants are usually struck by going long a warrant with a very low strike price and shorting a call option against it. These warrants usually outperform the underlying in flat or declining markets. The product is short volatility (i.e. short vega) and benefits from a positive time decay (positive theta). Vega is a measure of the sensitivity of an option to changes in volatility of the underlying, whereas theta indicates the change in the price of an option when maturity approaches. The Fund is currently invested in discount warrants on the DAX, the DJ STOXX 50 and the DJ EUROSTOXX 50. On a tactical side, we have also purchased put options to protect the NAV, but have only done so for short periods of time.

    To reduce the Fund's risk to specific companies, we maintained larger positions in European indices. In addition, we have been reluctant to sell put options, which can often be costly to cover. Over the course of the Reporting Period, banks and insurers suffered greatly while defensive sectors like healthcare and consumer staples were more resistant than cyclical stocks. Given the market meltdown, there was virtually no place to hide. During the last calendar quarter, the Fund was overweight in resources, but was underweighted to the benchmark in virtually every other sector, especially in the telecommunications and technology sector. The Fund's most stable position was a warrant on the Baring Emerging Europe Trust (invests in Emerging European securities). This security is only down approximately (2.47%) over the Reporting Period. The Fund currently owns a 6% stake in the position.

    I would like to take this opportunity to inform shareholders that Andrea Quapp has tendered her resignation effective September 30, 2002 as Chief Investment Officer of the Fund. Management has appointed Mr. Peter Reinmuth to fill this position. Mr. Reinmuth will be overseeing the investment decisions as well as the daily operation of the Fund. Since October 1999, Mr. Reinmuth has been serving as an investment officer and portfolio manager of the Fund. He holds a degree in Business Administration from the University of Zurich and is currently working toward completing a doctorate in exotic options from the University of Zurich. Mr. Stefan Froehlich has also been appointed as an Officer of the Fund reporting to Mr. Reinmuth.

------ THE EUROPEAN WARRANT FUND, INC.

    We would like to refer shareholders to the website of the Fund. Shareholders visiting the address: www.europeanwarrantfund.com can find detailed information such as current share price, net asset value, premium, discount, and delta. The website is updated on a weekly and monthly basis. It also shows the current share price of the Fund with a delay of approximately 20 minutes.

    In closing, I would like to thank shareholders for their continued patience and support during these difficult times. I assure you that we will continue to provide you our best management capabilities to traverse the rocky road ahead.

                                          Sincerely,

                                          /s/ Michael Quain

                                          Michael Quain
                                          President

November 5, 2002

    The views expressed in this shareholder letter reflect those of the President of the Fund only through the end of the period covered by the report as stated on the cover. This shareholder letter contains certain forward looking statements regarding the intent, belief or current expectations of the President. Shareholders are cautioned that such forward looking statements are not guarantees of future performance and involve risks and uncertainties and that actual results may differ materially from those in the forward looking statements, as a result of various factors. The President's views are subject to change based on market and other conditions.

                   THE EUROPEAN WARRANT FUND, INC. FACT SHEET
                                  (UNAUDITED)

                               COUNTRY WEIGHTINGS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Multinational          43%
Germany                25%
U.S. Cash Equivalents  16%
France                 10%
Eastern Europe          6%

September 30, 2002

                               SECTOR WEIGHTINGS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Resources                    26%
Financials                   24%
Non-Cyclical Consumer Goods  16%
Non-Cyclical Services         8%
Cyclical Services             6%
General Industrials           5%
Basic Industries              4%
Information Technology        3%
Cyclical Consumer Goods       3%
Utilities                     2%
U.S. Cash Equivalents         3%

September 30, 2002

MISCELLANEOUS

Average Life of Derivatives (9/30/02)               1.82 years
Average Gearing (9/30/02)++                         1.19 times
Average Premium (9/30/02)                                1.79%
Average Annual Premium (9/30/02)                         0.66%
Year to Date Total Return* (1/1/02-9/30/02)           (51.65)%
One Year Total Return* (10/1/01-9/30/02)              (58.36)%
Three Year Total Return* (10/1/99-9/30/02)            (44.95)%
Five Year Total Return* (10/1/97-9/30/02)             (26.92)%
Ten Year Total Return* (10/1/92-9/30/02)                 0.16%
Average Annual Total Return Since Inception*
(7/17/90-9/30/02)                                      (2.23)%

WARRANT CHARACTERISTICS
The cost of a warrant is substantially less than the cost of the underlying securities themselves, and price movements in the underlying securities are generally magnified in the price movements of the warrant. This leveraging effect enables an investor to gain exposure to the underlying instrument with a relatively low capital investment with corresponding risk. Currently, the underlying equity exposure of a Fund share is approximately 1.25 times the value of the share.

TOP TEN WARRANT HOLDINGS AT SEPTEMBER 30, 2002

                                         MARKET VALUE  PERCENTAGE+
1   Dow Jones EURO STOXX 50               $6,975,623       20.45%
    (JPM), expires 9/10/07
2   Dow Jones EURO STOXX 50                4,147,774       12.16%
    Discount (ML), STK 3000, expires
    8/15/03
3   Dax Discount (SALO), STK 5000,         3,576,515       10.48%
    expires 9/30/03
4   Dax Discount (SALO), STK 3750,         2,660,136        7.80%
    expires 12/23/03
5   Total Fina SA ADR, STK 47,             2,200,000        6.45%
    expires 8/5/03
6   Dax (SALO), STK 3000, expires          2,141,170        6.28%
    12/10/04
7   Baring Emerging Europe Trust,          2,054,000        6.02%
    STK 1, expires 8/31/04
8   Dow Jones EURO STOXX 50                2,042,720        5.99%
    Discount (DB), STK 3000, expires
    12/22/03
9   Dow Jones EURO STOXX 50                1,482,196        4.34%
    Discount (DB), STK .01, expires
    12/19/03
10  CAC 40 Index (Exane), STK 1700,        1,137,274        3.33%
    expires 7/16/04

Currency Hedge at September 30, 2002                0.00%

                               GLOSSARY OF TERMS

Annual Premium:                                     The premium divided by the number of years until
                                                    expiration of the warrant.
Gearing:                                            The value of the number of shares underlying each
                                                    warrant compared to the value of the warrants.
                                                    This serves as an indicator of the warrant price's
                                                    sensitivity to a movement in the underlying stock
                                                    price.
Premium:                                            The amount by which the sum of a warrant's
                                                    exercise price and purchase price exceeds the
                                                    current stock price (in the case of put warrants,
                                                    the premium is the amount by which the sum of the
                                                    warrant's exercise price and purchase price is
                                                    less than the current share price). This is
                                                    expressed as a percentage of the current stock
                                                    price.

*Total returns are based on Net Asset Value.
+Percentages are based on Market Value of Investments, other than repurchase agreements, less market value of written options.
++The average gearing is based on the derivative portion of the portfolio.

---- THE EUROPEAN WARRANT FUND, INC.
       PORTFOLIO OF INVESTMENTS
       (percentages of total net assets)
       September 30, 2002 (Unaudited)

    SHARE                                                    VALUE
    AMOUNT                                                 (NOTE 1)
    ------                                                 --------
WARRANTS--83.5%
[ALL NON-INCOME PRODUCING SECURITIES]
                MULTINATIONAL--42.8%
        70,000  Dow Jones EURO Stoxx 50 (DB), STK .01,
                  expires 12/19/03......................  $ 1,482,196
         3,000  Dow Jones EURO Stoxx 50 (JPM), expires
                  9/10/07...............................    6,975,623
       100,000  Dow Jones EURO Stoxx 50 Discount (DB),
                  STK 3000, expires 12/22/03............    2,042,720
         2,000  Dow Jones EURO Stoxx 50 Discount (ML),
                  STK 3000, expires 8/15/03.............    4,147,774
                                                          -----------
                                                           14,648,313
                                                          -----------
                GERMANY--24.5%
       400,000  Dax (SALO), STK 3000, expires
                  12/10/04..............................    2,141,170
       100,000  Dax Discount (SALO), STK 3750, expires
                  12/23/03..............................    2,660,136
       130,000  Dax Discount (SALO), STK 5000, expires
                  9/30/03...............................    3,576,515
                                                          -----------
                                                            8,377,821
                                                          -----------
    SHARE                                                    VALUE
    AMOUNT                                                 (NOTE 1)
    ------                                                 --------
                FRANCE--9.8%
        10,000  CAC 40 Index (Exane), STK 1700, expires
                  7/16/04...............................  $ 1,137,274
       110,000  Total Fina SA ADR, STK 47, expires
                  8/5/03................................    2,200,000
                                                          -----------
                                                            3,337,274
                                                          -----------
                EASTERN EUROPE--6.4%
     1,300,000  Baring Emerging Europe Trust, STK
                  1,expires 8/31/04.....................    2,054,000
     3,000,000  Templeton Emerging Markets, STK 133,
                  expires 9/30/04.......................      141,543
                                                          -----------
                                                            2,195,543
                                                          -----------
                TOTAL WARRANTS (Cost $32,788,871).......   28,558,951
                                                          -----------
PAR VALUE
---------
GOVERNMENT BONDS--16.2%
                UNITED STATES--16.2%
USD  5,000,000  U.S. Treasury Note, 5.750%, 11/15/05
                  (Cost $5,100,460).....................    5,553,906
                                                          -----------

                See accompanying notes to financial statements.

------- THE EUROPEAN WARRANT FUND, INC.
       PORTFOLIO OF INVESTMENTS--(Continued)
       (percentages of total net assets)
       September 30, 2002 (Unaudited)

                                                            VALUE
PAR VALUE                                                  (NOTE 1)
---------                                                  --------
REPURCHASE AGREEMENTS--2.5%
               UNITED STATES--2.5%
USD   854,157  Investors Bank & Trust Company
                 Repurchase Agreement, dated 9/30/02,
                 due 10/1/02, with a maturity value of
                 $854,181, and an effective yield of
                 1.01%, collateralized by a Federal
                 Home Loan Mortgage Corp. Mortgage
                 Pool, with a rate of 7.001%, a
                 maturity date of 8/1/30, and a market
                 value of $896,865. (Cost $854,157)....  $    854,157
                                                         ------------


 TOTAL INVESTMENTS--102.2%
   (Cost $38,743,488)...................................   34,967,014
 OTHER ASSETS AND LIABILITIES (NET)--(2.2%).............     (765,895)
                                                          -----------
 TOTAL NET ASSETS--100.00%..............................  $34,201,119
                                                          ===========

                See accompanying notes to financial statements.

---- THE EUROPEAN WARRANT FUND, INC.
       SCHEDULE OF WRITTEN OPTIONS
       September 30, 2002 (Unaudited)

                                                                 STRIKE
 CONTRACTS                                                        PRICE         VALUE
 ---------                                                       ------         -----
              GERMANY
     20,000   Allianz OTC Put, expires 12/20/02.......  EUR        95       $    266,756
                                                                            ------------


 TOTAL WRITTEN OPTIONS (Premiums received $210,152)......................  $     266,756
                                                                           =============

NOTES TO THE SCHEDULE OF WRITTEN OPTIONS:

           GLOSSARY OF TERMS
EUR     --      Euro
USD     --      United States Dollar
OTC     --      Over the Counter

                See accompanying notes to financial statements.

---- THE EUROPEAN WARRANT FUND, INC.
       STATEMENT OF ASSETS AND LIABILITIES
       September 30, 2002 (Unaudited)

ASSETS:
    Investments, at value (Cost $38,743,488) (Note
      1)..........................................  $   34,967,014
    Foreign currency, at value (Cost $1,325,412)
      (Note 1)....................................       1,347,058
    Receivable for investment securities sold.....       3,947,905
    Receivable for premiums on written options....         212,732
    Dividends and interest receivable.............         109,433
    Prepaid expenses and other assets.............          68,354
                                                    --------------
          Total assets............................      40,652,496
                                                    --------------

LIABILITIES:
    Written options, at value (Premiums received
      $210,152) (Notes 1 and 3)...................  $      266,756
    Payable for investment securities purchased...       5,988,151
    Investment advisory fee payable (Note 2)......          38,153
    Accrued expenses and other payables...........         158,317
                                                    --------------
          Total liabilities.......................       6,451,377
                                                    --------------
TOTAL NET ASSETS..................................  $   34,201,119
                                                    ==============

NET ASSETS CONSIST OF (NOTE 1):
    Par value.....................................  $       14,585
    Paid-in capital in excess of par value........     175,444,719
    Accumulated net investment loss...............         (17,573)
    Accumulated net realized loss on
      investments.................................    (137,403,506)
    Net unrealized depreciation on investments....      (3,837,106)
                                                    --------------
TOTAL NET ASSETS (equivalent to $2.34 per share
  based on 14,585,366 shares of common stock
  outstanding from 100,000,000 authorized with
  $0.001 par value)...............................  $   34,201,119
                                                    ==============

                See accompanying notes to financial statements.

---- THE EUROPEAN WARRANT FUND, INC.
       STATEMENT OF OPERATIONS
       For the Six Months Ended September 30, 2002 (Unaudited)

INVESTMENT INCOME:
    Interest......................................  $      241,371
                                                    --------------
          Total investment income.................         241,371
                                                    --------------
EXPENSES:
    Investment advisory fee (Note 2)..............         287,517
    Administration and custodian fees.............         170,955
    Legal and audit fees..........................         109,726
    Transfer agent fees...........................          30,092
    Printing and postage expense..................          28,538
    Insurance expense.............................          26,726
    Directors' fees and expenses (Note 2).........          16,124
    Shareholders servicing fee (Note 2)...........          57,503
    Other.........................................          16,889
                                                    --------------
          Total expenses..........................         744,070
            Less: Custodian offset arrangement
              (Note 2)............................         (33,652)
                 Shareholder servicing fees waived
                 (Note 2).........................         (57,503)
                                                    --------------
          Net expenses............................         652,915
NET INVESTMENT LOSS...............................        (411,544)
                                                    --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    (Notes 1 and 3):
    Net realized gain (loss) on:
        Securities transactions...................     (23,484,590)
        Written options transactions..............         192,402
        Forward foreign currency contracts........        (184,758)
        Foreign currencies and net other assets...         365,361
                                                    --------------
              Net realized loss on investments....     (23,111,585)
                                                    --------------
    Net change in unrealized depreciation of:
        Securities................................      (4,107,482)
        Written options...........................        (206,872)
        Foreign currencies and net other assets...          (3,074)
                                                    --------------
              Net change in unrealized
                depreciation of investments.......      (4,317,428)
                                                    --------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS...     (27,429,013)
                                                    --------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $  (27,840,557)
                                                    ==============

                See accompanying notes to financial statements.

---- THE EUROPEAN WARRANT FUND, INC.
       STATEMENT OF CHANGES IN NET ASSETS

                                           SIX MONTHS ENDED
                                          SEPTEMBER 30, 2002    YEAR ENDED
                                             (UNAUDITED)      MARCH 31, 2002
                                          ------------------  --------------
CHANGE IN NET ASSETS FROM OPERATIONS
Net investment loss.....................      $    (411,544)  $    (948,414)
Net realized loss on investments........        (23,111,585)    (61,521,845)
Net change in unrealized appreciation
  (depreciation) of investments.........         (4,317,428)     12,775,148
                                              -------------   -------------
Net decrease in net assets resulting
  from operations.......................        (27,840,557)    (49,695,111)
                                              -------------   -------------
Net decrease in net assets..............        (27,840,557)    (49,695,111)

NET ASSETS:
  Beginning of period...................         62,041,676     111,736,787
                                              -------------   -------------
  End of period (including accumulated
    net investment income (loss) of
    $(17,573) and $393,971,
    respectively).......................      $  34,201,119   $  62,041,676
                                              =============   =============

                See accompanying notes to financial statements.

---- THE EUROPEAN WARRANT FUND, INC.
       FINANCIAL HIGHLIGHTS
       For a Fund share outstanding throughout each period

                                       SIX MONTHS
                                         ENDED
                                     SEPTEMBER 30,                          YEAR ENDED MARCH 31,
                                          2002          -------------------------------------------------------------
                                      (UNAUDITED)         2002         2001         2000         1999         1998
                                     --------------     ---------    ---------    ---------    ---------    ---------
  Net asset value, beginning of
    period.........................    $    4.25         $  7.66     $  23.00     $  18.52     $  23.15     $  18.57
                                       ---------         -------     --------     --------     --------     --------
  Income (Loss) from investment
    operations:
    Net investment loss(1)(2)......        (0.03)          (0.07)       (0.14)       (0.11)       (0.18)       (0.21)
    Net realized and unrealized
      gain (loss) on
      investments(2)...............        (1.88)          (3.34)      (13.33)        8.41        (1.26)       12.50
                                       ---------         -------     --------     --------     --------     --------
      Total income (loss) from
        investment operations......        (1.91)          (3.41)      (13.47)        8.30        (1.44)       12.29
                                       ---------         -------     --------     --------     --------     --------
  Capital effect of dividend
    reinvestment...................           --              --        (0.27)       (0.47)       (0.19)       (1.06)
  Less distributions:
    From net realized gains on
      investments..................           --              --        (1.60)       (3.35)       (3.00)       (6.65)
      Total distributions..........           --              --        (1.60)       (3.35)       (3.00)       (6.65)
                                       ---------         -------     --------     --------     --------     --------
  NET ASSET VALUE, END OF PERIOD...    $    2.34         $  4.25     $   7.66     $  23.00     $  18.52     $  23.15
                                       =========         =======     ========     ========     ========     ========
  MARKET VALUE, END OF PERIOD......    $   1.880         $ 3.970     $  6.750     $ 17.375     $ 14.000     $ 22.500
                                       =========         =======     ========     ========     ========     ========
    Total return...................       (52.64)%        (41.19)%     (54.60)%      46.77%      (26.80)%     148.77%
                                       =========         =======     ========     ========     ========     ========
  Ratios/Supplemental data:
    Net assets, end of period
      (000's)......................    $  34,201         $62,042     $111,737     $306,738     $221,639     $247,170
    Ratio of net investment loss to
      average net assets...........        (1.80)%(4)      (1.11)%      (0.84)%      (0.55)%      (0.78)%      (0.95)%
    Ratio of gross expenses to
      average net assets...........         3.25%(4)        2.13%        1.61%        1.60%        1.77%        1.72%
    Ratio of net expenses to
      average net assets(1)(3).....         2.86%(4)        1.85%        1.48%        1.54%        1.63%        1.65%
  Portfolio turnover rate..........          408%            778%         216%          65%          81%          95%

------------------------

(1)   The net expenses of the Fund reflect a waiver of fees by the Fund's investment adviser. Had such action not been taken, the net loss per share and the operating expense ratios would have been:
      Net investment loss per
      share........................    $   (0.03)(4)     $ (0.08)    $  (0.18)    $  (0.18)    $  (0.22)    $  (0.21)
        Ratio of net expenses to
        average net assets.........         3.11%(4)        2.10%        1.86%        1.85%        1.81%        1.65%
(2)   Based on average shares outstanding during the period.
(3)   The fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements. Had such action not been taken, the net expense ratio would have been
      3.00% for the six months ended September 30, 2002.
(4)   Annualized.

                See accompanying notes to financial statements.

---- THE EUROPEAN WARRANT FUND, INC.
       NOTES TO FINANCIAL STATEMENTS (Unaudited)
       September 30, 2002
1. SIGNIFICANT ACCOUNTING POLICIES

   The European Warrant Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on May 23, 1990 and is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is enhanced capital growth, which the Fund seeks to achieve by investing primarily in equity warrants of Western European issuers.

    The Fund's investments in European warrants involve certain considerations not typically associated with investments in securities of U.S. companies or the United States government, including risks relating to (1) price volatility in and relative illiquidity of European warrant markets; (2) currency exchange matters; (3) restrictions on foreign investment; (4) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation; and (5) certain economic and political conditions.

    The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

        PORTFOLIO VALUATION: All non-German securities for which market quotations are readily available are valued at the last sales price prior to the time of determination, or, if no sales price is available at that time, at the mean between the bid and asked quotations. If bid and ask quotations are not available, the security is priced at the bid quotation. If this is unavailable, the security is priced at the last available quoted price. German securities which trade on the German exchange are valued at the last sale price prior to the time of determination. If this quotation is not available, the securities are valued at the Kassa closing price of the exchange. Securities that are traded over-the-counter are valued at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities will be valued as determined in good faith according to procedures established by the Fund's Board of Directors. In making this determination, the Board will consider, among other things, publicly available information regarding the issuer, market conditions and values ascribed to comparable companies. In instances where the price determined above is deemed not to represent fair market value, the price is determined in such manner as the Board may prescribe. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost unless this is determined by the Fund's Board of Directors not to represent fair value. All other securities and assets are reported at fair value as determined in good faith according to procedures established by the Fund's Board of Directors.

------- THE EUROPEAN WARRANT FUND, INC.
       NOTES TO FINANCIAL STATEMENTS (Unaudited)--(Continued)
       September 30, 2002

        WARRANTS: Under normal market conditions, the Fund invests primarily in European warrants. The Fund's holdings of European warrants may consist of equity warrants, basket warrants, index warrants, covered warrants, interest rate warrants, currency options and long-term options of, or relating to, European issuers. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying securities themselves, and price movements in the underlying securities are generally magnified in the price movements of the warrant. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value.

        REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of underlying debt securities subject to an obligation of the seller to repurchase, and the Fund to resell such securities at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the securities subject to the repurchase agreement at all times will be equal to at least 100% of the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use such securities to offset losses incurred. There is potential loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's investment adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

        FOREIGN CURRENCY: The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at exchange rates prevailing at the end of the period; purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Unrealized gains or losses on investments which result from changes in foreign currencies have been included in the unrealized appreciation/(depreciation) of investments. Net realized currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

        OPTIONS: Purchases of put and call options are recorded as an investment, the value of which is marked-to-market at each valuation date. When a purchased option expires, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will

------- THE EUROPEAN WARRANT FUND, INC.
       NOTES TO FINANCIAL STATEMENTS (Unaudited)--(Continued)
       September 30, 2002
    realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

        When the Fund writes a call option or a put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market at each valuation date. When a written option expires, the Fund realizes a gain equal to the amount of the premium originally received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise.

        Unlike options on specific securities, all settlements of options on stock indices are in cash and gains or losses depend on general movements in the stocks included in the index rather than price movements in a particular stock. There is no physical delivery of securities. Further, when the Fund writes an uncovered call option, the Fund must set aside collateral sufficient to cover the cost of purchasing the underlying security in the event that the counterparty to the transaction exercises the contract.

        The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. In addition, the Fund could be exposed to risks if the counterparties to the transaction are unable to meet the terms of the contracts.

        OVER-THE-COUNTER OPTIONS: The Fund may invest in options on securities which are traded in the over-the-counter market. The applicable accounting principles used are the same as those for options discussed above.

        FORWARD FOREIGN CURRENCY CONTRACTS: Forward foreign currency contracts are valued at the forward rate and are marked-to-market at each valuation date. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

------- THE EUROPEAN WARRANT FUND, INC.
       NOTES TO FINANCIAL STATEMENTS (Unaudited)--(Continued)
       September 30, 2002

        As part of its investment strategy, the Fund uses forward foreign currency contracts to hedge the Fund's portfolio holdings against currency risks. With respect to the Fund's obligations to purchase or sell currencies under forward foreign currency contracts, the Fund will either deposit with its custodian in a segregated account cash or other liquid securities having a value at least equal to its obligations, or continue to own or have the right to sell or acquire, respectively, the currency subject to the forward foreign currency contract.

        The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts.

        FINANCIAL FUTURES CONTRACTS: Upon entering into a futures contract, the Fund is required to deposit with the broker or to segregate for the benefit of the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

        For long futures positions, the asset is marked-to-market daily. For short futures positions, the liability is marked-to-market daily. The daily changes in the contract are recorded as unrealized gains or losses. The Fund realizes a gain or loss when the contract is closed.

        There are several risks connected with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

        SECURITIES TRANSACTIONS AND INVESTMENT INCOME:   Securities transactions
    are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon after the ex-date as the Fund is informed of the dividend. Interest income is recorded when earned.

        DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:   The Fund intends to
    distribute annually to its shareholders substantially all of its investment company taxable income, if any, and any net realized long-term capital gains in excess of net realized short-term capital losses. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, foreign currency

------- THE EUROPEAN WARRANT FUND, INC.
       NOTES TO FINANCIAL STATEMENTS (Unaudited)--(Continued)
       September 30, 2002
    transactions, other temporary and permanent differences and differing characterization of distributions made by the Fund as a whole. For financial statement presentation purposes, the components of net assets in the Statement of Assets and Liabilities have been adjusted to reflect their tax basis attributes.

        FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company for Federal income tax purposes. Accordingly, no income tax provision is required. It is expected that certain capital gains earned by the Fund and certain dividends and interest received by the Fund will be subject to foreign withholding taxes.

2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS

   Julius Baer Securities Inc. (the "Adviser") serves as the Fund's investment adviser pursuant to an advisory agreement with the Fund. The Fund pays the Adviser a fee for its advisory services at an annual rate of 1.25% of the value of the Fund's weekly average net assets. The Fund pays Julius Baer Asset Management Ltd., Zurich, an affiliate of the adviser, 0.25% of the value of the Fund's weekly average net assets for shareholder servicing and other services of which 0.25% was waived during the six months ended September 30, 2002.

    No director, officer or employee of the Adviser or any affiliates of the Adviser will receive any compensation from the Fund for serving as an officer or director of the Fund.

    The Fund has entered into an expense offset arrangement as part of its custody agreement with Investors Bank & Trust Company. Under this arrangement, the Fund's administration and custodian fees are reduced when the Fund maintains cash on deposit at the custodian.

3. PURCHASES AND SALES OF SECURITIES

   Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended September 30, 2002 amounted to $180,344,870 and $181,436,406 respectively.

    Activity in written options for the six months ended September 30, 2002 was as follows:

                                                        NUMBER OF
                                            PREMIUM     CONTRACTS
                                            -------     ---------
Options outstanding at March 31, 2002...  $ 1,098,194      400,000
Options written.........................    3,376,904      670,000
Options closed..........................   (4,264,946)  (1,050,000)
                                          -----------  -----------
Options outstanding at September 30,
  2002..................................  $   210,152       20,000
                                          ===========  ===========

    At September 30, 2002, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is

------- THE EUROPEAN WARRANT FUND, INC.
       NOTES TO FINANCIAL STATEMENTS (Unaudited)--(Continued)
       September 30, 2002
an excess of tax cost over value amount to $2,022,083 and $5,798,557, respectively. Tax cost for investment securities at September 30, 2002 was $38,743,488.

    At September 30, 2002, the unrealized appreciation on foreign currency was $21,646. The unrealized depreciation on foreign currency and written options was $25,674 and $56,604, respectively.

4. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

                                                                                                           NET
                                                                           NET REALIZED AND        INCREASE/(DECREASE)
                                                   NET INVESTMENT       UNREALIZED GAIN/(LOSS)      IN NET ASSETS FROM
                           INVESTMENT INCOME       INCOME (LOSS)            ON INVESTMENTS              OPERATIONS
                           ------------------  ----------------------  ------------------------  ------------------------
QUARTER ENDED:              TOTAL   PER SHARE     TOTAL     PER SHARE      TOTAL      PER SHARE      TOTAL      PER SHARE
--------------              -----   ---------     -----     ---------      -----      ---------      -----      ---------
June 30, 2000............  543,918      .04     (535,985)       (.04)   (46,169,800)     (3.46)   (46,705,785)     (3.50)
September 30, 2000.......  268,777      .02     (613,682)       (.05)   (28,994,577)     (2.17)   (29,608,259)     (2.22)
December 31, 2000........  338,064      .03     (416,356)       (.03)   (34,899,708)     (2.65)   (35,316,064)     (2.68)
March 31, 2001...........  280,326      .02     (277,163)       (.02)   (73,573,343)     (5.04)   (73,850,506)     (5.06)
June 30, 2001............  331,808      .02     (249,996)       (.02)    (4,275,038)      (.29)    (4,525,034)      (.31)
September 30, 2001.......  227,373      .02     (176,002)       (.01)   (25,020,969)     (1.72)   (25,196,971)     (1.73)
December 31, 2001........  134,816      .01     (284,237)       (.02)   (11,096,628)      (.76)   (11,380,865)      (.79)
March 31, 2002...........  148,936      .01     (238,179)       (.02)    (8,354,062)      (.57)    (8,592,241)      (.59)
June 30, 2002............  126,261      .01     (202,039)       (.01)   (15,261,454)     (1.05)   (15,463,493)     (1.06)
September 30, 2002.......  115,110      .01     (209,505)       (.01)   (11,999,610)      (.82)   (12,377,064)      (.85)

---- THE EUROPEAN WARRANT FUND, INC.
       ADDITIONAL INFORMATION (Unaudited)
    PORTFOLIO MANAGEMENT

    In managing the day-to-day operations of the Fund, the Adviser employs Peter Reinmuth as Portfolio Manager of the Fund. Mr. Reinmuth is responsible for making all investment decisions for the Fund. Mr. Reinmuth has been employed as Chief Investment Officer with the Adviser since 2002 and as Vice President of Julius Baer Asset Management Ltd., an affiliate of the Adviser, since 1999. Stefan Froehlich has served as Vice President of the Fund since 2002.

    INVESTMENT POLICY CHANGES

    The following changes to the non-fundamental investment policies of the Fund and additional investment strategies have been implemented since the issuance of the Fund's Prospectus dated September 3, 1993.

        1. The Fund may write put options on securities and foreign currencies with total market value not exceeding 5% of total assets.

        2. The policy that limits the value of the underlying securities on which covered call options are written to 35% of the total assets of the Fund has been eliminated.

        3. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, member banks of the Federal Reserve System or the Fund's custodian.

        4. The Board has further clarified the existing policy that the Fund is required to concentrate at least 25% of its assets in securities issued by banks or bank holding companies by eliminating the inconsistent disclosure that the Adviser does not anticipate that it will have more than 25% of its assets in bank issued warrants or similar bank issued equity securities.

        5. The Fund has begun using portfolio securities (as opposed to cash or cash equivalents) to satisfy asset segregation requirements in connection with certain trading practices.

        6. The policy which allows the Fund to invest up to 5% of its total assets in Eastern European equity securities or warrants has been amended to allow the Fund to invest up to 10% of its total assets in such instruments and the definition of Eastern Europe was expanded to include the Newly Independent States of the ex-Soviet Union.

        7. The Fund may both purchase and sell interest rate futures contracts that are traded on regulated exchanges, including non-U.S. exchanges to the extent permitted by the U.S. Commodity Futures Trading Commission.

        8. Fund shareholders changed the Fund's status from a diversified to a non-diversified management investment company at the Fund's June 26, 1997 annual meeting.

        9. Effective July 31, 2002 the Fund will normally invest at least 80% of its net assets (including borrowings for investment purposes) in European warrants.

------ THE EUROPEAN WARRANT FUND, INC.
       ADDITIONAL INFORMATION (Unaudited)--(Continued)

    DISCOUNT

    On various occasions, the Board of Directors has considered several alternatives to address the Fund's discount. The Board will continue to discuss alternatives at future Board meetings.

    The Fund currently intends to repurchase shares of the Fund on the open market if Fund management believes such action is in the best interest of the Fund. There can be no assurance that the Fund will repurchase any shares of the Fund under any given circumstances.

    QUARTERLY EARNINGS RELEASE

    The Fund issues, in a press release, interim earnings statements on a quarterly basis which compare the Fund's current quarterly performance against the corresponding quarter from the previous fiscal year. In addition, the Fund sends unaudited semi-annual and audited annual reports, including a list of investments held, to its stockholders.

    ANNUAL MEETING OF SHAREHOLDERS

    The Fund held its annual meeting of Shareholders on June 26, 2002. 14,585,366.037 common shares were outstanding on May 1, 2002, the record date for shares eligible to vote at the meeting. 13,318,809.269 (91.316% of the record date common shares) were represented at the meeting. The following actions were taken by the shareholders:

    ITEM 1: The election of Thomas J. Gibbons and Robert S. Matthews as Class II Directors of the Fund.

NOMINEES FOR CLASS II DIRECTOR            NUMBER OF SHARES
ELECTED BY ALL SHAREHOLDERS                 AFFIRMATIVE       WITHHELD
------------------------------            ----------------    --------
Thomas J. Gibbons.......................      12,093,964     1,224,845
Robert S. Matthews......................      12,092,320     1,226,489

    Messrs. Antoine Bernheim, Harvey B. Kaplan, Bernard Spilko, and Martin Vogel continue in office as directors.

    DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

    Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his own name will have all distributions reinvested automatically by Investors Bank & Trust Company ("IBT") as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee of a broker or other nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

------ THE EUROPEAN WARRANT FUND, INC.
       ADDITIONAL INFORMATION (Unaudited)--(Continued)

    The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants valued at net asset value or, if the net asset value is less than 95% of the market price on the valuation date, then valued at 95% of the market price. If net asset value per share on the valuation date exceeds the market price per share on that date, participants in the Plan will receive shares of stock from the Fund valued at market price. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceeding trading day. To the extent the Fund issues shares of Common Stock to participants in the Plan at a discount to net asset value, the remaining shareholders' interests in the Fund's net assets will be diluted proportionately. If the Fund should declare an income dividend or capital gains distribution payable only in cash, IBT will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts on, or shortly after, the payment date.

    Participants in the Plan have the option of making additional semi-annual cash payments to IBT in any amount from $100 to $3,000 for investment in Fund shares. IBT uses all funds so received to purchase Fund shares in the open market on or about February 15 and August 15 of each year. Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant, however, bears a pro rata share of brokerage commissions incurred with respect to IBT's open market purchases of Fund shares in connection with voluntary cash payments or the reinvestment of dividends or capital gains distributions payable only in cash.

    The automatic reinvestment of dividends and capital gains distributions does not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan is treated for federal income tax purposes as having received, on the dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

    A shareholder may terminate participation in the Plan at anytime by notifying IBT in writing. A termination will be effective immediately if notice is received by IBT not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first trading day after the dividend or distribution has been credited to the participant's account in additional shares of Common Stock of the Fund. Upon termination and according to a participant's instructions, IBT will either (a) issue certificates from the whole shares credited to your Plan account and a check representing any fractional shares or (b) sell the shares in the market. There will be a $5.00 fee assessed for liquidation service, plus brokerage commissions, and IBT is authorized to sell a sufficient number of a participant's shares to cover such amounts.

    The Plan is described in more detail on pages 40-42 of the Fund's Prospectus dated September 3, 1993. Information concerning the Plan may be obtained from IBT at 1-(800) 387-6977.

------ THE EUROPEAN WARRANT FUND, INC.
       ADDITIONAL INFORMATION (Unaudited)--(Continued)

    DIVIDEND REINVESTMENT PRIVILEGE

    Under the Fund's Dividend Reinvestment Privilege (the "Reinvestment Privilege"), a shareholder who is not otherwise participating in the Dividend Reinvestment and Cash Purchase Plan will have all distributions to which the Reinvestment Privilege applies reinvested automatically by IBT as agent under the Reinvestment Privilege, unless the shareholder elects to receive cash.

    Whenever the Directors of the Fund declare a capital gains distribution or an income dividend payable either in shares of Common Stock ("Shares") or cash, the Fund will send shareholders who are not otherwise participating in the Plan a notice (the "Notice") indicating a distribution payable in cash or additional Shares issued by the Fund. Shareholders who are not otherwise participating in the Plan will be given the option to receive the distribution in additional Shares or cash, net of any applicable U.S. withholding tax. Shareholders who desire to receive the distribution in additional Shares need do nothing further. Shareholders who desire the distribution in cash must notify the Fund in the form specified in the Notice. Any cash payments will be paid by the Fund in U.S. dollars by check, mailed directly to the Shareholder by IBT as the Fund's dividend paying agent.

    Whenever market price per Share is equal to or exceeds net asset value per share at the time shares are valued for the purpose of determining the number of shares equivalent to the cash dividend or capital gains distribution, the Fund will issue new Shares to participants valued at net asset value or, if the net asset value is less than 95% of the market price of the Shares on the valuation date, then valued at 95% of the market price. If net asset value of the Shares on the valuation date exceeds the market price of Shares on that date, participants will receive Shares from the Fund valued at market price. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. To the extent the Fund issues Shares to participants in the Plan at a discount to net asset value, the remaining shareholders' interests in the Fund's net assets will be diluted proportionately. If the Fund should declare an income dividend or capital gains distribution payable only in cash, participants in the Reinvestment Privilege will receive cash while participants in the Dividend Reinvestment and Cash Purchase Plan will receive the distribution as provided for in such Plan.

    IBT will confirm in writing to the shareholder each acquisition made for her or his account as soon as practicable but not later than 60 days after the date thereof. Although the shareholder may from time to time have an undivided fractional interest (computed to three decimal places) in a Share of the Fund, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to the shareholder's account under the Reinvestment Privilege, IBT will adjust for any such undivided fractional interest in cash at the market value of the shares at the time of termination. Any stock dividends or split Shares distributed by the Fund on Shares held by IBT for the shareholder will be credited to the shareholder's account.

    The Reinvestment Privilege may be terminated by IBT or the Fund as applied to any dividend or distribution paid subsequent to notice of the termination in writing mailed to the participants in the Reinvestment Privilege at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund. Upon any termination of the Reinvestment Privilege with respect to the reinvestment

------ THE EUROPEAN WARRANT FUND, INC.
       ADDITIONAL INFORMATION (Unaudited)--(Continued) of dividends and distributions generally, IBT will either (a) issue certificates from the whole Shares credited to the Participant's Plan account and a check representing any fractional Shares or (b) sell the Shares in the market. There will be a $5.00 fee assessed for liquidation service, plus brokerage commissions, and IBT is authorized to sell a sufficient number of a participant's Shares to cover such amounts.

    These terms and conditions may be amended or supplemented by IBT or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to participants in the Reinvestment Privilege appropriate written notice at least 30 days prior to the effective date thereof. Upon any such appointment of a successor agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor agent, for shareholders' accounts, all dividends and distributions payable on the Shares held in the shareholders' name or under the Reinvestment Privilege for retention or application by such successor agent as provided in these terms and conditions.

    Information concerning the Reinvestment Privilege may be obtained from IBT at 1-(800) 387-6977.

-------- THE EUROPEAN WARRANT FUND, INC.
       ADDITIONAL INFORMATION (UNAUDITED)-(CONTINUED)

INVESTMENT ADVISER

Julius Baer Securities Inc.
330 Madison Avenue
New York, New York 10017

ADMINISTRATOR, CUSTODIAN
& TRANSFER AGENT

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

OFFICERS

Michael Quain
  PRESIDENT, CHIEF FINANCIAL OFFICER

Peter Reinmuth
  VICE PRESIDENT AND
  CHIEF INVESTMENT OFFICER

Stefan Froehlich
  VICE PRESIDENT

Hector Santiago
  VICE PRESIDENT

Craig Giunta
  TREASURER AND SECRETARY

INDEPENDENT AUDITORS

KPMG LLP
99 High Street
Boston, Masachusetts 02110

COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison
1285 Avenue of the Americas
New York, New York 10019-6064

SHAREHOLDER SERVICING AGENT

Julius Baer Asset Management Ltd., Zurich
Brandschenkestrasse 40
CH-8010 Zurich

DIRECTORS

Antoine Bernheim
Thomas J. Gibbons
Harvey B. Kaplan
Robert S. Matthews
Bernard Spilko*
Martin Vogel

*Chairman of the Board

                          www.europeanwarrantfund.com

                                                 THE EUROPEAN WARRANT FUND, INC.
                                       -----------------------------------------

                                                              SEMI-ANNUAL REPORT
                                                              SEPTEMBER 30, 2002

THE EUROPEAN WARRANT FUND, INC.

330 MADISON AVENUE
NEW YORK, NEW YORK 10017
www.europeanwarrantfund.com
This report is sent to the
shareholders of The European
Warrant Fund, Inc. (the "Fund")
for their information. It is not
a Prospectus, circular or
representation intended for use
in the purchase or sale of
shares of the Fund or of any
securities mentioned in the
report.

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